Other Long Term Liabilities - Schedule of Other Long-Term Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Other Liabilities, Noncurrent [Abstract]
Deferred revenue, non-current portion	$ 217	1,349	1,992
Lease deposits	322	2,000	2,000
Liability arising from an unfavorable contract			28,377
Others	65	400	400
Total	$ 604	3,749	32,769